First Variable Annuity Fund A

Financial Statements

Year Ended December 31, 2025

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Protective Life Insurance Company and Contract Owners of First Variable Annuity Fund A:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise First Variable Annuity Fund A (the Separate Account), as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2025, the results of its operations for the year then ended, and the changes in its net assets for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Protective Life Insurance Company Separate Accounts since 2019.

Birmingham, Alabama
April 16, 2026

Appendix

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and statements of changes in net assets for each of the years in the two-year period then ended.

Federated Hermes Fund for U.S. Government Securities II

Federated Hermes Government Money Fund II, Service Shares

Federated Hermes High Income Bond Fund II, Primary Shares

Fidelity VIP Contrafund Portfolio, Service Class 2

Fidelity VIP Growth & Income Portfolio, Service Class 2

LVIP American Century Disciplined Core Value Fund, Standard Class II

LVIP American Century International Fund, Standard Class II

LVIP American Century Ultra Fund, Standard Class II

FIRST VARIABLE ANNUITY FUND A

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Government Money Fund II, Service Shares	Federated Hermes High Income Bond Fund II, Primary Shares	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Growth & Income Portfolio, Service Class 2	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century International Fund, Standard Class II
ASSETS:
Investments at fair value (1)	$325,662	$221,114	$948,045	$2,574,117	$1,853,982	$81,272	$103,690
Receivable from the fund manager	9	6	26	71	51	2	3
Total assets	325,671	221,120	948,071	2,574,188	1,854,033	81,274	103,693

LIABILITIES:
Payable to the Contracts	9	6	26	71	51	2	3
Payable to the Company	7	5	20	55	40	2	2
Total liabilities	16	11	46	126	91	4	5

NET ASSETS	$325,655	$221,109	$948,025	$2,574,062	$1,853,942	$81,270	$103,688

ANALYSIS OF NET ASSETS
Accumulation period	$325,655	$221,109	$948,025	$2,574,062	$1,853,942	$81,270	$103,688
Annuity period	-	-	-	-	-	-	-
Total net assets	$325,655	$221,109	$948,025	$2,574,062	$1,853,942	$81,270	$103,688

Fair value per share (NAV)	$9.31	$1.00	$5.78	$56.86	$31.99	$9.68	$12.25
Shares outstanding in the Separate Account	34,980	221,114	164,022	45,271	57,955	8,396	8,468

(1) Investments in mutual fund shares, at cost	$378,570	$221,114	$1,041,868	$1,701,270	$1,101,694	$65,947	$74,632

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND A

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

SUBACCOUNTS
LVIP American Century Ultra Fund, Standard Class II
ASSETS:
Investments at fair value (1)	$284,508
Receivable from the fund manager	8
Total assets	284,516

LIABILITIES:
Payable to the Contracts	8
Payable to the Company	6
Total liabilities	14

NET ASSETS	$284,502

ANALYSIS OF NET ASSETS
Accumulation period	$284,502
Annuity period	-
Total net assets	$284,502

Fair value per share (NAV)	$31.50
Shares outstanding in the Separate Account	9,033

(1) Investments in mutual fund shares, at cost	$154,784

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND A

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Government Money Fund II, Service Shares	Federated Hermes High Income Bond Fund II, Primary Shares	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Growth & Income Portfolio, Service Class 2	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century International Fund, Standard Class II
INVESTMENT INCOME:
Dividend income	$12,290	$8,282	$53,454	$-	$23,216	$1,285	$1,219

EXPENSES:
Mortality and expense risk	3,172	2,270	9,145	23,156	16,759	740	990

NET INVESTMENT INCOME (LOSS)	9,118	6,012	44,309	(23,156)	6,457	545	229

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(606)	-	(1,208)	9,241	7,358	90	251
Capital gain distributions	-	-	-	398,366	166,952	-	-

Net realized gain (loss) on investments	(606)	-	(1,208)	407,607	174,310	90	251

Change in net unrealized appreciation (depreciation) on investments	9,162	-	20,183	44,383	128,298	9,167	12,912

Net realized and unrealized gain (loss) on investments	8,556	-	18,975	451,990	302,608	9,257	13,163

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,674	$6,012	$63,284	$428,834	$309,065	$9,802	$13,392

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND A

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

SUBACCOUNTS
LVIP American Century Ultra Fund, Standard Class II
INVESTMENT INCOME:
Dividend income	$-

EXPENSES:
Mortality and expense risk	2,599

NET INVESTMENT INCOME (LOSS)	(2,599)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1,209
Capital gain distributions	22,424

Net realized gain (loss) on investments	23,633

Change in net unrealized appreciation (depreciation) on investments	8,814

Net realized and unrealized gain (loss) on investments	32,447

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$29,848

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Concluded)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Government Money Fund II, Service Shares	Federated Hermes High Income Bond Fund II, Primary Shares	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Growth & Income Portfolio, Service Class 2	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century International Fund, Standard Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$9,118	$6,012	$44,309	$(23,156)	$6,457	$545	$229
Net realized gain (loss) on investments	(606)	-	(1,208)	407,607	174,310	90	251
Change in net unrealized appreciation (depreciation) on investments	9,162	-	20,183	44,383	128,298	9,167	12,912

Net increase (decrease) in net assets resulting from operations	17,674	6,012	63,284	428,834	309,065	9,802	13,392

CONTRACT TRANSACTIONS:
Contract owners' benefits	-	(22,200)	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	-	-	(1)	(9)	(6)	-	-

Increase (decrease) in net assets resulting from Contract transactions	-	(22,200)	(1)	(9)	(6)	-	-

Total increase (decrease) in net assets	17,674	(16,188)	63,283	428,825	309,059	9,802	13,392

NET ASSETS:
Beginning of period	307,981	237,297	884,742	2,145,237	1,544,883	71,468	90,296

End of period	$325,655	$221,109	$948,025	$2,574,062	$1,853,942	$81,270	$103,688

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

SUBACCOUNTS
LVIP American Century Ultra Fund, Standard Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,599)
Net realized gain (loss) on investments	23,633
Change in net unrealized appreciation (depreciation) on investments	8,814

Net increase (decrease) in net assets resulting from operations	29,848

CONTRACT TRANSACTIONS:
Contract owners' benefits	-
Net transfers (to) from the Company and/or Subaccounts	(1)

Increase (decrease) in net assets resulting from Contract transactions	(1)

Total increase (decrease) in net assets	29,847

NET ASSETS:
Beginning of period	254,655

End of period	$284,502

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Government Money Fund II, Service Shares	Federated Hermes High Income Bond Fund II, Primary Shares	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Growth & Income Portfolio, Service Class 2	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century International Fund, Standard Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$7,713	$8,371	$38,287	$(19,119)	$4,274	$223	$565
Net realized gain (loss) on investments	(616)	-	(1,337)	257,521	107,796	47	193
Change in net unrealized appreciation (depreciation) on investments	(8,416)	-	6,839	283,075	153,304	7,364	646

Net increase (decrease) in net assets resulting from operations	(1,319)	8,371	43,789	521,477	265,374	7,634	1,404

CONTRACT TRANSACTIONS:
Contract owners' benefits	-	(2,363)	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	-	-	-	(9)	(5)	-	(1)

Increase (decrease) in net assets resulting from Contract transactions	-	(2,363)	-	(9)	(5)	-	(1)

Total increase (decrease) in net assets	(1,319)	6,008	43,789	521,468	265,369	7,634	1,403

NET ASSETS:
Beginning of period	309,300	231,289	840,953	1,623,769	1,279,514	63,834	88,893

End of period	$307,981	$237,297	$884,742	$2,145,237	$1,544,883	$71,468	$90,296

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

SUBACCOUNTS
LVIP American Century Ultra Fund, Standard Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,314)
Net realized gain (loss) on investments	19,538
Change in net unrealized appreciation (depreciation) on investments	37,716

Net increase (decrease) in net assets resulting from operations	54,940

CONTRACT TRANSACTIONS:
Contract owners' benefits	-
Net transfers (to) from the Company and/or Subaccounts	(2)

Increase (decrease) in net assets resulting from Contract transactions	(2)

Total increase (decrease) in net assets	54,938

NET ASSETS:
Beginning of period	199,717

End of period	$254,655

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Concluded)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2025

1.	ORGANIZATION

The First Variable Annuity Fund A (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was established by First Variable Life Insurance

Company, and exists in accordance with the regulations of the Alabama Department of Insurance. First Variable Life Insurance Company was acquired by Protective Life Insurance Company (the “Company”), which made First Variable Life Insurance Company a wholly owned subsidiary of Protective Life Insurance Company. Protective Life Insurance Company is a wholly owned subsidiary of Protective Life Corporation ("PLC"). PLC is a wholly owned subsidiary of Dai-ichi Life International Holding, LLC, a godo kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts (the “Contracts”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable annuity Contracts; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Contract owners based on the number and value of their accumulation units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Retirement Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Total assets, and significant segment expenses are listed on the Statements of Operations.

Contract owners may allocate some or all of the applicable net payments or transfer some or all of the Contract value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

Contract owners' net payments are allocated to the Subaccounts in accordance with Contract owner instructions and are recorded as Contract owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Contract values under the Contracts. New Contracts are no longer being sold under the product in the Separate Account, but owners of existing Contracts may make additional deposits.

The following is the variable annuity product funded by the Separate Account:
Individual Variable Annuity Policies

For the years or periods ended December 31, 2025 and 2024, the Separate Account offered up to 8 available Subaccount investment options, as follows:

Federated Hermes Fund for U.S. Government Securities II
Federated Hermes Government Money Fund II, Service Shares
Federated Hermes High Income Bond Fund II, Primary Shares
Fidelity VIP Contrafund Portfolio, Service Class 2
Fidelity VIP Growth & Income Portfolio, Service Class 2
LVIP American Century Disciplined Core Value Fund, Standard Class II(a)
LVIP American Century International Fund, Standard Class II(a)
LVIP American Century Ultra Fund, Standard Class II(a)

(a) See Subaccount Changes table below

Subaccount Changes: Subaccount Reorganizations

During 2024, the following Subaccounts were reorganized:

Previous Name	New Name	Date of Reorganization
American Century Investments VP Disciplined Core Value Fund, Class I	LVIP American Century Disciplined Core Value Fund, Standard Class II	April 26, 2024

American Century Investments VP International Fund, Class I	LVIP American Century International Fund, Standard Class II	April 26, 2024

American Century Investments VP Ultra Fund, Class I	LVIP American Century Ultra Fund, Standard Class II	April 26, 2024

The financial statements are presented based on the periods noted in the above Subaccount Changes tables which may result in the exclusion from certain financial statements.

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies". Each product within the Separate Account is unique; as such, all Subaccounts available for investment under each product.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Contracts and the fund manager

Receivables and payables from (to) the Contracts and the fund manager include trading activity initiated at the Contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts' designated reinvestment dates.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Contracts in the annuity period

Net assets allocated to Contracts in the annuity period are computed according to the Annuity 2000 Mortality Table with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company for the calculated or excess differential. Any adjustments to these amounts are reflected in net transfers (to) from the Company and/or Subaccounts on the Statements of Changes in Net Assets of the applicable Subaccounts. Currently there are no Contracts in the annuity payout period.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using a weighted average cost basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and/or Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2025. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and notes of the underlying Subaccounts identified in note 1, Organization.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended (as designated in note 1, Organization, if applicable) December 31, 2025 were as follows:

Subaccount	Purchases	Sales
Federated Hermes Fund for U.S. Government Securities II	$12,290	$3,172
Federated Hermes Government Money Fund II, Service Shares	8,282	24,471
Federated Hermes High Income Bond Fund II, Primary Shares	53,454	9,145
Fidelity VIP Contrafund Portfolio, Service Class 2	398,366	23,156
Fidelity VIP Growth & Income Portfolio, Service Class 2	190,169	16,759
LVIP American Century Disciplined Core Value Fund, Standard Class II	1,285	740
LVIP American Century International Fund, Standard Class II	1,219	990
LVIP American Century Ultra Fund, Standard Class II	22,424	2,599

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended (as designated in note 1, Organization, if applicable) December 31, 2025 and 2024 were as follows:

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Federated Hermes Fund for U.S. Government Securities II	-	-	-	-	-	-
Federated Hermes Government Money Fund II, Service Shares	-	1,107	(1,107)	-	120	(120)
Federated Hermes High Income Bond Fund II, Primary Shares	-	-	-	-	-	-
Fidelity VIP Contrafund Portfolio, Service Class 2	-	-	-	-	-	-
Fidelity VIP Growth & Income Portfolio, Service Class 2	-	-	-	-	-	-
LVIP American Century Disciplined Core Value Fund, Standard Class II	-	-	-	-	-	-
LVIP American Century International Fund, Standard Class II	-	-	-	-	-	-
LVIP American Century Ultra Fund, Standard Class II	-	-	-	-	-	-

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by the Subaccount from either the net unit value or from the Contract as a redemption of units. Fees and charges may vary based on factors such as the product purchased, optional benefits chosen, benefit base, asset base, death benefit option elected, a Contract's total asset value, age of Contract, surrender amount, if a surrender is requested during the period specified, Subaccounts selected, transaction amount, and/or transaction frequency. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Contracts in accordance with the terms which govern each annuity, as set forth in the Contract.

Expense Type	Range
Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a redemption of units, and recorded as mortality and expense risk in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 1.00% of the average daily net assets of the Subaccounts

Deductions for Premium Taxes
This deduction is to comply with any applicable state premium and/or retaliatory taxes. If applicable, the mandated amount is deducted from the payment when it is received which in turn reduces Contract owners’ net payments on the Statements of Changes in Net Assets.	0% - 4% of each payment, if applicable

Sales Charge
This charge is assessed to reimburse the Company for expenses incurred associated with the sales and distribution of the Contracts. If applicable, the charge is deducted upon receipt of each purchase payment, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets, if applicable.	5% - 7% of each purchase payment

Surrender Termination Charge
This charge is assessed to reimburse the Company for the costs incurred when processing full or partial surrenders. If applicable, the charge is deducted at surrender, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets, if applicable.	0.00% - 2.00% of amount surrendered

6.	FINANCIAL HIGHLIGHTS

The Company sold one variable annuity product that is funded by the Separate Account. This product has a unique combination of features and expenses that are charged against the Contract owner’s account. The summaries may not reflect or directly equate to the Contract expenses offered by the Company, as Contract owners may not have selected all available and applicable Contract options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable annuity Contracts, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2025 is as follows:

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)	Total Return (c)

Federated Hermes Fund for U.S. Government Securities II
2025	21	$15.39	$326	3.87%	1.00%	5.74%
2024	21	14.56	308	3.51%	1.00%	(0.43)%
2023	21	14.62	309	2.50%	1.00%	3.16%
2022	21	14.17	300	1.81%	1.00%	(13.42)%
2021	21	16.37	346	2.02%	1.00%	(3.02)%
Federated Hermes Government Money Fund II, Service Shares
2025	11	20.36	221	3.65%	1.00%	2.68%
2024	12	19.83	237	4.58%	1.00%	3.63%
2023	12	19.13	231	4.43%	1.00%	3.32%
2022	12	18.52	226	1.27%	1.00%	0.01%
2021	12	18.52	228	0.00%	1.00%	(0.99)%
Federated Hermes High Income Bond Fund II, Primary Shares
2025	27	35.66	948	5.84%	1.00%	7.15%
2024	27	33.28	885	5.45%	1.00%	5.21%
2023	27	31.64	841	5.77%	1.00%	11.60%
2022	27	28.35	754	5.35%	1.00%	(12.66)%
2021	27	32.45	863	4.85%	1.00%	3.81%
Fidelity VIP Contrafund Portfolio, Service Class 2
2025	27	97.05	2,574	0.00%	1.00%	19.99%
2024	27	80.89	2,145	0.03%	1.00%	32.11%
2023	27	61.22	1,624	0.27%	1.00%	31.80%
2022	27	46.45	1,232	0.25%	1.00%	(27.22)%
2021	27	63.83	1,693	0.03%	1.00%	26.24%
Fidelity VIP Growth & Income Portfolio, Service Class 2
2025	32	57.13	1,854	1.38%	1.00%	20.01%
2024	32	47.61	1,545	1.30%	1.00%	20.74%
2023	32	39.43	1,280	1.51%	1.00%	17.19%
2022	32	33.65	1,092	1.46%	1.00%	(6.11)%
2021	32	35.84	1,163	2.32%	1.00%	24.39%
LVIP American Century Disciplined Core Value Fund, Standard Class II
2025	2	42.67	81	1.74%	1.00%	13.72%
2024	2	37.53	71	1.33%	1.00%	11.96%
2023	2	33.52	64	1.55%	1.00%	7.58%
2022	2	31.16	59	1.72%	1.00%	(13.60)%
2021	2	36.06	69	1.12%	1.00%	22.42%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)	Total Return (c)

LVIP American Century International Fund, Standard Class II
2025	4	$23.75	$104	1.23%	1.00%	14.83%
2024	4	20.68	90	1.61%	1.00%	1.58%
2023	4	20.36	89	1.37%	1.00%	11.45%
2022	4	18.27	80	1.30%	1.00%	(25.50)%
2021	4	24.52	107	0.16%	1.00%	7.67%
LVIP American Century Ultra Fund, Standard Class II
2025	4	78.16	285	0.00%	1.00%	11.72%
2024	4	69.96	255	0.00%	1.00%	27.51%
2023	4	54.87	200	0.00%	1.00%	42.09%
2022	4	38.62	141	0.00%	1.00%	(33.05)%
2021	4	57.68	210	0.00%	1.00%	21.94%

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense risk fees, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Contract expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk fees, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. These amounts are not annualized and represent each Subaccount’s total return for the periods during which the Subaccount held investment balances. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2025, and through April 16, 2026, the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.